Other non-current assets (Tables)	12 Months Ended
Oct. 31, 2020
Other non-current assets [Abstract]
Other Non-current Assets
	October 31, 2020	October 31, 2019
	$m	$m
Employee benefit deposit	17.9	33.4
Long-term rent deposits	5.3	4.9
Long-term prepaid expenses	2.3	4.5
Net investment in finance sub-leases	5.5	-
Other	0.8	1.2
	31.8	44.0